13. Taxes (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	R$ 1,700,364	R$ 1,602,483
Noncurrent assets, recognized in income	165,425	67,707
Noncurrent assets, recognized in other comprehensive income	16,827	30,174
Noncurrent assets, ending	1,882,616	1,700,364
Noncurrent liabilities, beginning	1,064,439	1,065,135
Noncurrent liabilities, recognized in income	60,168	1,925
Noncurrent liabilities, recognized in other comprehensive income	853	1,229
Noncurrent liabilities, ending	1,123,754	1,064,439
Net, recognized in income	105,257	69,632
Net, recognized in other comprehensive income	17,680	28,945
Net	758,862	635,925	R$ 537,348
Assets presented in the Statement of Financial Position	915,492	814,355	537,562
Liabilities presented in the Statement of Financial Position	156,630	178,430	R$ 214
Provisions for legal claims
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	438,538	456,316
Noncurrent assets, recognized in income	75,820	17,778
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	514,358	438,538
Post-employment benefits
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	260,068	201,260
Noncurrent assets, recognized in income	16,716	28,634
Noncurrent assets, recognized in other comprehensive income	16,827	30,174
Noncurrent assets, ending	293,611	260,068
Impairment of assets
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	289,617	252,026
Noncurrent assets, recognized in income	20,944	37,591
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	310,561	289,617
Research and development and energy efficiency programs
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	142,279	116,671
Noncurrent assets, recognized in income	14,046	25,608
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	156,325	142,279
Provision for energy purchases
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	115,257	184,471
Noncurrent assets, recognized in income	14,620	69,214
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	129,877	115,257
Allowance for doubtful accounts
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	129,638	125,941
Noncurrent assets, recognized in income	16,258	3,697
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	113,380	129,638
Tax losses and negative tax basis
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	51,113	6,050
Noncurrent assets, recognized in income	59,545	45,063
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	110,658	51,113
Social security contributions - injunction on judicial deposit
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	54,750	36,758
Noncurrent assets, recognized in income	6,106	17,992
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	60,856	54,750
Amortization - concession
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	44,131	39,539
Noncurrent assets, recognized in income	4,591	4,592
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	48,722	44,131
Concession contracts
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	26,206	38,009
Noncurrent assets, recognized in income	1,300	11,803
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	24,906	26,206
Noncurrent liabilities, beginning	440,522	91,359
Noncurrent liabilities, recognized in income	95,204	349,163
Noncurrent liabilities, recognized in other comprehensive income	0	0
Noncurrent liabilities, ending	535,726	440,522
Provision for tax losses
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	23,176	17,426
Noncurrent assets, recognized in income	739	5,750
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	23,915	23,176
Provision for profit sharing
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	21,331	25,825
Noncurrent assets, recognized in income	939	4,494
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	22,270	21,331
Financial instruments
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	12,923	6,316
Noncurrent assets, recognized in income	2,795	6,607
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	15,718	12,923
Others
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent assets, beginning	91,337	95,875
Noncurrent assets, recognized in income	33,878	4,538
Noncurrent assets, recognized in other comprehensive income	0	0
Noncurrent assets, ending	57,459	91,337
Noncurrent liabilities, beginning	30,548	410,141
Noncurrent liabilities, recognized in income	14,906	380,822
Noncurrent liabilities, recognized in other comprehensive income	853	1,229
Noncurrent liabilities, ending	44,601	30,548
Deemed cost
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	486,795	539,190
Noncurrent liabilities, recognized in income	36,911	52,395
Noncurrent liabilities, recognized in other comprehensive income	0	0
Noncurrent liabilities, ending	449,884	486,795
Escrow deposits monetary variation
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	62,538	0
Noncurrent liabilities, recognized in income	7,210	62,538
Noncurrent liabilities, recognized in other comprehensive income	0	0
Noncurrent liabilities, ending	55,328	62,538
Transaction cost on borrowings and debentures
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	9,642	7,768
Noncurrent liabilities, recognized in income	11,896	1,874
Noncurrent liabilities, recognized in other comprehensive income	0	0
Noncurrent liabilities, ending	21,538	9,642
Deferment of capital gains
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	11,320	11,320
Noncurrent liabilities, recognized in income	0	0
Noncurrent liabilities, recognized in other comprehensive income	0	0
Noncurrent liabilities, ending	11,320	11,320
Capitalization of financial charges
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	5,357	5,357
Noncurrent liabilities, recognized in income	0	0
Noncurrent liabilities, recognized in other comprehensive income	0	0
Noncurrent liabilities, ending	5,357	5,357
Result from the change in the investment valuation method
DisclosureOfChangesInDeferredIncomeTaxAndSocialContributionLineItems [Line Items]
Noncurrent liabilities, beginning	17,717	0
Noncurrent liabilities, recognized in income	17,717	17,717
Noncurrent liabilities, recognized in other comprehensive income	0	0
Noncurrent liabilities, ending	R$ 0	R$ 17,717